WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2023
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS
Balance at January 1, 2023	$-
Issuance of June 2023 Registered Direct Offerings Warrants	2,333

Balance at June 30, 2023	$2,333

March 2023 private placements [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS
Balance at January 1, 2023	$-
Issuance of March 2023 Warrants	496

Balance at March 31, 2023	$496
Revaluation at June 30, 2023	1,004

Balance at June 30, 2023	$1,500

November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Balance at January 1, 2022	$-
Issuance of November 2022 Warrants	894
Revaluation at December 31,2022	248

Balance at December 31, 2022	$1,142
Revaluation at March 31, 2023	$(405)

Balance at March 31, 2023	$737
Warrant exercises (note 4(d))	$(66)
Revaluation at June 30, 2023	1,745
Balance at June 30, 2023	$2,416